Intangible assets, net and goodwill, 2024 Acquisitions (Details) - MXN ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
2024 Acquisitions [Abstract]
Amount paid for license		$ 20,058,795	$ 18,321,105	$ 25,602,692
Paraguay, El Salvador, Brazil, Nicaragua, Argentina, Guatemala and Peru [Member] | Other Licenses [Member] | 2024 Acquisitions [Member] | Gross carrying amount [member]
2024 Acquisitions [Abstract]
Amount paid for license			139,618
Colombia [Member] | 2024 Acquisitions [Member]
2024 Acquisitions [Abstract]
Estimated useful life of intangible assets		20 years
Colombia [Member] | IRU [Member] | 2024 Acquisitions [Member]
2024 Acquisitions [Abstract]
Estimated useful life of intangible assets		10 years
Colombia [Member] | IRU [Member] | 2024 Acquisitions [Member] | Gross carrying amount [member]
2024 Acquisitions [Abstract]
Amount paid for license			10,593,689
Bulgaria [Member] | 2024 Acquisitions [Member]
2024 Acquisitions [Abstract]
Estimated useful life of intangible assets		10 years
Bulgaria [Member] | 2024 Acquisitions [Member] | Gross carrying amount [member]
2024 Acquisitions [Abstract]
Amount paid for license			847,724
Ecuador [Member] | 2024 Acquisitions [Member] | Gross carrying amount [member]
2024 Acquisitions [Abstract]
Amount paid for license			$ 739,285
Uruguay [Member] | 2024 Acquisitions [Member]
2024 Acquisitions [Abstract]
Estimated useful life of intangible assets		20 years
Uruguay [Member] | 2024 Acquisitions [Member] | Gross carrying amount [member]
2024 Acquisitions [Abstract]
Amount paid for license	$ 325,259